UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08900

Buffalo Large Cap Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31, 2004

Item 1. Schedule of Investments.

Buffalo Large Cap Fund
Schedule of Investments
December 31, 2004 (Unaudited)

Shares		Market Value

	COMMON STOCKS - 97.87%
	Consumer Discretionary - 19.28%
	Automobiles - 2.51%
24,500	Harley-Davidson, Inc.	$1,488,375

	Hotels Restaurants & Leisure - 10.59%
40,600	Carnival Corp.	2,339,778
27,500	International Game Technology	945,450
32,000	Marriott International, Inc. - Class A	2,015,360
30,600	McDonald's Corp.	981,036
		6,281,624

	Internet & Catalog Retail - 2.23%
47,800	IAC/InterActiveCorp. (a)	1,320,236

	Media - 3.95%
21,300	The Walt Disney Co.	592,140
45,500	Time Warner Inc. (a)	884,520
23,900	Viacom Inc. - Class B	869,721
		2,346,381
	Total Consumer Discretionary	11,436,616

	Consumer Staples - 8.73%
	Beverages - 2.12%
24,100	PepsiCo, Inc.	1,258,020

	Food & Staples Retailing - 4.22%
28,700	Sysco Corp.	1,095,479
36,800	Walgreen Co.	1,412,016
		2,507,495

	Household Products - 2.39%
27,700	Colgate-Palmolive Co.	1,417,132
	Total Consumer Staples	5,182,647

	Financials - 19.72%
	Capital Markets - 11.92%
26,100	Mellon Financial Corp.	811,971
30,200	Morgan Stanley	1,676,704
42,400	Northern Trust Corp.	2,059,792
35,000	The Bank of New York Co., Inc.	1,169,700
13,000	The Goldman Sachs Group, Inc.	1,352,520
		7,070,687

	Commercial Banks - 2.21%
22,900	PNC Financial Services Group	1,315,376

	Consumer Finance - 4.00%
42,100	American Express Co.	2,373,177

	Diversified Financial Services - 1.59%
23,000	Principal Financial Group, Inc.	941,620
	Total Financials	11,700,860

	Health Care - 16.04%
	Health Care Equipment & Supplies - 4.01%
39,800	Baxter International Inc.	1,374,692
28,300	Boston Scientific Corp. (a)	1,006,065
		2,380,757

	Pharmaceuticals - 12.03%
39,600	Abbott Laboratories	1,847,340
30,700	Johnson & Johnson	1,946,994
10,600	Schering AG ADR	787,050
91,200	Schering-Plough Corp.	1,904,256
21,700	Teva Pharmaceutical Industries, Ltd. ADR	647,962
		7,133,602
	Total Health Care	9,514,359

	Industrials - 5.85%
	Air Freight & Logistics - 3.16%
19,000	FedEx Corp.	1,871,310

	Airlines - 2.69%
98,087	Southwest Airlines Co.	1,596,856
	Total Industrials	3,468,166

	Information Technology - 25.72%
	Communications Equipment - 3.91%
50,100	Cisco Systems, Inc. (a)	966,930
86,555	Nokia OYJ ADR	1,356,317
		2,323,247

	Computers & Peripherals - 0.60%
8,400	Dell Inc. (a)	353,976

	Electronic Equipment & Instruments - 1.66%
68,620	AU Optronics Corp. ADR	982,638

	IT Services - 5.23%
41,000	Automatic Data Processing, Inc.	1,818,350
30,222	First Data Corp.	1,285,644
		3,103,994

	Semiconductor & Semiconductor Equipment - 9.30%
32,000	Analog Devices, Inc.	1,181,440
50,300	Applied Materials, Inc. (a)	860,130
47,300	Intel Corp.	1,106,347
63,000	Texas Instruments Inc.	1,551,060
27,600	Xilinx, Inc.	818,340
		5,517,317

	Software - 5.02%
21,800	Electronic Arts Inc. (a)	1,344,624
61,100	Microsoft Corp.	1,631,981
		2,976,605
	Total Information Technology	15,257,777

	Materials - 2.53%
	Chemicals - 2.53%
44,200	Bayer AG ADR	1,501,916
	Total Materials	1,501,916

	TOTAL COMMON STOCKS (Cost $49,319,294)	58,062,341

	SHORT TERM INVESTMENTS - 1.95%
	Investment Companies - 1.95%
1,157,362	SEI Daily Income Trust Treasury II Fund - Class B	1,157,362
	Total Investment Companies	1,157,362

	TOTAL SHORT TERM INVESTMENTS (Cost $1,157,362)	1,157,362

	Total Investments (Cost $50,476,656) - 99.82%	59,219,703

	Other Assets in Excess of Liabilities - 0.18%	106,875

	TOTAL NET ASSETS - 100.00%	$59,326,578

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on this review, such officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo Large Cap Fund, Inc.

By (Signature and Title)   /s/ Kent W. Gasaway, President
Kent W. Gasaway, President and Treasurer

Date 2/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Kent W. Gasaway, President
Kent W. Gasaway, President and Treasurer

Date 2/28/05

*	Print the name and title of each signing officer under his or her signature.